Share Capital (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Detailed Information About Share Capital [Abstract]
Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	2019	2018	2017
Risk fee rate	—	2.19%	1.11%
Expected life (years)	—	5	5
Volatility	—	104%	154%
Expected Dividend	$—	$—	$—
Expected forfeiture rate	0%	0%	0%
Exercise price	$—	$0.43	$1.64
Grant date fair value	$—	$0.33	$1.54

Disclosure of number and weighted average exercise prices of share options [Table Text Block]

	Number of Options	Weighted Average Exercise Price
Outstanding, January 1, 2019	2,080,000	$0.79
Cancelled	(250,000)	0.91
Outstanding, December 31, 2019	1,830,000	0.77
Exercisable, December 31, 2019	1,755,000	$0.79

Outstanding, January 1, 2018	1,400,000	$2.04
Granted	1,110,000	0.43
Cancelled	(430,000)	0.69
Outstanding, December 31, 2018	2,080,000	$0.79
Exercisable, December 31, 2018	1,905,000	$0.82
Outstanding, January 1, 2017	1,417,000	$2.89
Granted	75,000	1.64
Expired	(77,000)	0.65
Cancelled	(15,000)	0.99
Outstanding, December 31 2017	1,400,000	$2.04
Exercisable, December 31, 2017	1,400,000	$2.04

Disclosure of detailed information about warrants outstanding [Table Text Block]
		Weighted
	Warrants	Average
	Outstanding	Exercise Price	Expiry
February 24, 2017	2,721,604	$ 2.00	February 24, 2020
October 9, 2018	1,071,580	$0.95	October 9, 2020
Outstanding, December 31, 2019 and 2018	3,793,184	$ 1.70

	Warrants	Weighted Average
	Outstanding	Exercise Price
Outstanding, December 31, 2017	12,748,898	$1.50
Issued	1,071,580	0.95
Expired	(10,027,294)	0.83
Outstanding, December 31, 2018	3,793,184	$1.70
Expired	—	0.00
Outstanding, December 31, 2019	3,793,184	$1.70

Disclosure of detailed information about change in the fair value of warrants [Table Text Block]

	December 31, 2019	December 31, 2018

Risk fee rate	—	2.31%
Expected life (years)	—	22
Volatility	—	104%
Expected Dividend	—	$—
Expected forfeiture rate	—	0%
Exercise price	—	$0.95
Grant date fair value	—	$0.45